Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000012240 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000012240 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000012240 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000012240 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012240 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012240 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000012238 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000012238 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012238 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012238 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012238 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012238 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)